LEASES - Other information related to leases (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Supplemental cash flow information:
Cash paid for amounts included in measurement of operating leases liabilities	¥ 18,077,004		¥ 18,669,210	¥ 21,478,066
Lease liability arising from obtaining Right-of-use assets	¥ 1,709,583	$ 240,790	¥ 14,628,975	¥ 16,132,735